Material Accounting Policies - Schedule of Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Significant Accounting Policies [Abstract]
Cash restricted by asset-backed securitizations	$ 54,618	$ 35,870
Other restricted cash	358	382
Total restricted cash	54,976	36,252
Current asset	18,602	11,195
Non-current asset	$ 36,374	$ 25,057